Vessels, Port Terminals and Other Fixed Assets (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended		6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jan. 26, 2014	Jun. 30, 2014 Panamax vessel	Jan. 26, 2014 Panamax vessel	Jun. 30, 2014 Capesize vessel	Jan. 26, 2014 Capesize vessel	Jun. 30, 2014 Both newbuilding vessels	Jan. 27, 2014 Navios Bonanza	Jun. 30, 2014 Navios Bonanza	Jun. 04, 2014 Navios Gem	Jun. 30, 2014 Navios Gem	Jan. 27, 2014 Navios Holdings Navios Bonanza	Jan. 27, 2014 Noncontrolling Shareholders Navios Bonanza
Property Plant And Equipment [Line Items]
Number of vessels under construction			2
Vessel capacity in DWT				84,000 dwt		180,600 dwt				76,596 dwt		181,336 dwt
Total consideration paid for sale of vessel					$ 31,800		$ 52,000		$ 17,634		$ 54,228
Deposits for vessel acquisitions	17,287	0						17,287
Date of expected delivery								Q4 2015
Date of delivery										January 27, 2014		June 4, 2014
Year built										2006		2014
Cash consideration for purchase of vessel	71,862	0									24,228		2,900	3,484
Amount of loan used to finance purchase of vessel									$ 11,250		$ 30,000